Financial risk management and financial instruments - Significant Exchange Rates (Details)	12 Months Ended
	Jun. 30, 2022 R / €	Jun. 30, 2022 R / € R / $	Jun. 30, 2021 R / €	Jun. 30, 2021 R / € R / $	Jun. 30, 2022 R / $	Jun. 30, 2021 R / $
Financial risk management and financial instruments
Average rate	17.15	15.21	18.38	15.40
Closing rate	17.07	17.07	16.93	16.93	16.28	14.28